Finance Costs, Net	6 Months Ended
Sep. 30, 2025
Finance Costs, Net [Abstract]
FINANCE COSTS, NET

NOTE 11 — FINANCE COSTS, NET

	Six Months ended September 30, 2025	Six Months ended September 30, 2024
Interest income on bank balance	$330	$1,078
Finance income	330	1,078

Interest expenses on lease liability	(14,529)	(20,150)
Interest expenses on bank loans	(48,318)	(29,104)
Finance costs	(62,847)	(49,254)
	-	-
Finance costs, net	$(62,517)	$(48,176)